Trade Accounts Receivables (Details) - Schedule of other receivable and prepayments - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivables (Details) - Schedule of other receivable and prepayments [Line Items]
Total		$ 5,275,047	$ 3,771,492
Neither past-due nor impaired (0-150 days) [member]
Trade Accounts Receivables (Details) - Schedule of other receivable and prepayments [Line Items]
Total		627,710	2,935,830
151 –365 days [member]
Trade Accounts Receivables (Details) - Schedule of other receivable and prepayments [Line Items]
Total	[1]	$ 4,647,337	$ 835,662

[1]	Tradereceivables past due as of the year end